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                    PROSPECTUS SUPPLEMENT DATED MARCH 1, 2004


HARTFORD HLS FUNDS PROSPECTUS FOR          HARTFORD HLS FUNDS PROSPECTUS FOR
CLASS IA SHARES, DATED MAY 1, 2003,        CLASS IB SHARES, DATED MAY 1, 2003,
AS SUPPLEMENTED DECEMBER 15, 2003 AND      AS SUPPLEMENTED DECEMBER 15, 2003 AND
JANUARY 16, 2004                           JANUARY 16, 2004


HARTFORD GLOBAL COMMUNICATIONS HLS FUND

The following sentence is added to the end of the first paragraph under the section entitled: "Principal Investment Strategy":

     "The fund may invest up to 50% of its total assets in securities of issuers in countries with emerging economies or emerging market securities."

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

The following sentence is added to the end of the first paragraph under the section entitled: "Principal Investment Strategy":

     "The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities."

The following sentence is added to the end of the last paragraph under the section entitled: "Principal Investment Strategy":

     "The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to the asset-weighted market cap of the MSCI AC World Free ex US Index. As of December 31, 2003, the range of market capitalizations of companies in the MSCI AC World Free ex US Index was between approximately $29 million and $179.2 billion."

HARTFORD MORTGAGE SECURITIES HLS FUND

Effective March 1, 2004, the fund is co-managed by Christopher Hanlon and Russell M. Regenauer.

Mr. Hanlon, Senior Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 1, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

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Mr. Regenauer, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 1, 2004 and as assistant portfolio manager of the fund since September 12, 2003. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

Effective March 1, 2004, the fund is managed by Christopher Hanlon, with Russell M. Regenauer as assistant portfolio manager.

Mr. Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2004. Mr. Hanlon joined Hartford Investment Management in 1988 and has been an investment professional involved in trading and portfolio management since that time.

Mr. Regenauer, Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.